Contingencies, Commitments and Other Circumstances (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended			3 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 15, 2010	May 31, 2008	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2011 Subcontractor	Jan. 13, 2010	Sep. 25, 2009	Sep. 30, 2008 Pumps	Feb. 20, 2013 Silver Eagle [Member]	Dec. 31, 2012 Silver Eagle [Member]	May 31, 2008 Securities and Exchange Commission [Member]
Contingencies, Commitments and Other Circumstances (Textual) [Abstract]
Post-judgment interest			$ 7,725											$ 7,725
Uncollected invoices													5,525
Arbitration payment received												3,500	3,500
Outstanding balance of arbitration												2,025
Allowance for doubtful accounts against outstanding receivable													0
Contingencies, Commitments and Other Circumstances (Additional Textual) [Abstract]
Penalties and disgorgement amount			32,300
Penalties and disgorgement periods			Over approximately three years
Agreement period			3 years
Retained period of government approved independent monitor										2 years 6 months
Number of pump stations											7
Work completed at the time of termination									91.00%
Notification period					30 days
Outstanding receivables	71,159			71,159
Unapproved change orders for additional work	4,223			4,223
Claims for additional fees	16,442			16,442
Unapproved Change Orders Not Recognized in Revenue	4,223
Claims For Additional Fees Not Recognized in Revenue	16,442
Unissued billing credit	2,000
Counterclaim for damages		23,000
Payment received, claims	61,000
Non-cash charge as the result of settlement				8,236
Number of subcontractor on the project								1
Outstanding letters of credit, continuing operations					58,140
Face value of primarily performance bonds					516,323
Liability recognized for letters of credit					0	0
Rental expense for continuing operations					23,726	11,308	14,699
Minimum lease commitments					143,070
Operating lease payable, 2013					35,826
Operating lease payable, 2014					22,607
Operating lease payable, 2015					16,293
Operating lease payable, 2016					13,163
Operating lease payable, 2017					10,680
Operating lease payable, thereafter					$ 44,501